Prepaid expenses	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses
12 Prepaid expenses

	2025	2024

Commissions paid in advance (i) (iii)	3,666,524	3,948,012
Marketing expenses	11,537	16,791
Services paid in advance (ii)	39,639	213,193
Other expenses paid in advance	345,704	185,237
Total	4,063,404	4,363,233

Current	959,701	935,046
Non-Current	3,103,703	3,428,187

(i)Mostly comprised of commissions paid by XP CCTVM to its IFAs in order to establish a long-term relationship with this network. These commissions are recognized at the signing date of each contract and are amortized in the Group’s income statement, linearly, according to the contract’s term period.
(ii)Mostly related to software’s subscription licenses (software as a service “SaaS”).
(iii)Include balances with related parties, in connection with the transactions disclosed on Note 25.